Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	14 Investments in associates and joint ventures

	2025 £m	2024 £m
1 January	1,902	1,970
Total comprehensive income (note 9)	646	559
Dividends	(386)	(447)
Additions (note 27(b)(ii))	34	48
Disposals (note 27(b)(i))	(167)	(227)
Changes in associate’s business undertakings – demerger of ITC Hotels	(533)	—
Other equity movements	25	(1)
31 December	1,521	1,902
Non-current assets	947	1,230
Current assets	1,056	1,205
Non-current liabilities	(98)	(97)
Current liabilities	(384)	(436)
	1,521	1,902
ITC Ltd. (Group’s share of the market value is £9,558 million (2024: £14,357 million))	1,348	1,762
Other listed associates (Group’s share of the market value is £184 million (2024: £224 million))	127	98
Unlisted associates	46	42
	1,521	1,902
The principal associate undertaking of the Group is ITC Ltd. (ITC). Included within the dividends amount of £386 million (2024: £447 million) are £376 million (2024: £434 million) attributable to dividends declared by ITC.
ITC Ltd.
ITC is an Indian conglomerate based in Kolkata with interests in cigarettes, paper and packaging, agri-business, other fast-moving goods (e.g. confectionery, branded apparel, personal care, stationery and safety matches) and, up until the date of demerger (as described below), hotels. BAT’s interest in ITC is 22.91%.
ITC prepares accounts on a quarterly basis with a 31 March year-end. As permitted by IAS 28 Investments in associates and joint ventures, results up to 30
September 2025 have been used in applying the equity method. This is driven by the availability of information at the half-year, to be consistent with the treatment in the Group’s interim accounts. Any further information available after the date used for reporting purposes is reviewed and any material items adjusted for in the final results. The latest published information available is at 31 December 2025.

	2025 £m	2024 £m
Non-current assets	3,605	4,456
Current assets	3,872	4,152
Non-current liabilities	(304)	(306)
Current liabilities	(1,287)	(1,376)
	5,886	6,926
Group’s share of ITC Ltd. (2025: 22.91%; 2024: 25.45%)	1,348	1,762
On 28 May 2025, the Group announced the divestment of 313,000,000 ordinary shares held in ITC, representing 10% of the Group's equity stake (the equivalent of 2.5% of ITC's ordinary shares). Refer to note 27(b)(i) for further details.
On 13 March 2024, the Group announced the divestment of 436,851,457 ordinary shares held in ITC, representing 12% of the Group's equity stake (the equivalent of 3.5% of ITC's ordinary shares). Refer to note 27(b)(i) for further details.
On 24 July 2023, ITC announced a proposed demerger of its ‘Hotels Business’ under a scheme of arrangement by which 60% of the newly incorporated entity would be held directly by ITC's shareholders proportionate to their shareholding in ITC. In January 2025, ITC Hotels Limited (ITC Hotels) was listed and commenced trading on the National Stock Exchange of India (NSE) and Bombay Stock Exchange (BSE). The Group’s direct stake in ITC Hotels was
15% at that time and was recognised as an investment held at fair value (refer to note 18).
Organigram Global Inc.
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded
Organigram Global Inc. (collectively, Organigram). Under the terms of the transaction, a Group subsidiary acquired a 19.90% equity stake in Organigram
Global Inc. (listed on both the Nasdaq and Toronto Stock Exchange under the symbol ‘OGI’) to become its largest shareholder. Due to subsequent acquisitions carried out by Organigram and the Group’s additional investments, referred to below, the Group’s effective interest in Organigram for equity accounting purposes at the end of 2025 was 36.77% (2024: 35.09%) of which common shares accounted for 26.90% (2024: 27.82%) and preferred shares for
9.87% (2024: 7.27%). Organigram prepares accounts on a quarterly basis with a 30 September year-end. As permitted by IAS 28, results up to 30 September
2025 have been used in applying the equity method.
No impairment has been recognised during the year and the carrying value of this investment as at 31 December 2025 was £94 million (2024: £65 million).
Management will continue to monitor the carrying value, in line with IAS 36, over the course of future periods.
In November 2023, the Group announced the signing of an agreement for a further investment in Organigram. At 31 December 2023, the proposed investment of CAD$125 million (£74 million) was subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January 2024. On 24 January 2024, BAT made the first tranche investment of CAD$42 million (£24 million) acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share. On 30 August 2024, BAT made the second tranche investment of CAD$42 million
(£24 million) acquiring a further 4,429,740 common shares and 8,463,435 preferred shares of Organigram at a price of CAD$3.22 per share. Goodwill of
£5 million was recognised following these investments which has been recognised net of fair value of the embedded derivative in relation to the investment agreement. On 28 February 2025, the Group made the third and final tranche investment in Organigram for CAD$42 million (£23 million) subscribing for
7,562,447 common shares and 5,330,728 preferred shares at the same price as the previous two tranches. Under the terms of the agreement, the Group’s voting rights are restricted to 30%.
Charlotte’s Web Holdings Inc.
In November 2022, the Group announced a £48 million investment in Charlotte’s Web Holdings, Inc. (Charlotte's Web). Based in Colorado, USA, and listed on the Toronto Stock Exchange, Charlotte’s Web holds a prominent position in innovative hemp extract wellness products. The Group’s investment has been made via a seven-year convertible debenture which is convertible at the Group’s discretion into a non-controlling equity stake in Charlotte’s Web of around
19.9%. As part of the investment agreement, the Group has the right to appoint directors to the board of Charlotte’s Web. However, given the investment does not give the Group any current right to a share of the earnings or net assets of the investee, the investment has been classified as an investment at fair value through profit and loss (see note 18). On conversion of the loan note, the Group would equity account for its investment.
Other
During the year, the Group further invested £3 million in Awake Corporation (Awake) increasing our interest to 41.6%. Previous to the additional investment, the Group classified the investment as fair value through other comprehensive income. Following the additional investment, the Group applied equity accounting and the carrying value of Awake as at 31 December 2025 is £11 million of which goodwill is £10 million.
In 2025, the Group fully impaired its investment in Steady State LLC resulting to a loss of £6 million.
In December 2025, the Group disposed of its fully written off investment in Samfruit JSC for consideration of nil.